Exhibit 1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis, New York Branch (the “Company”)

Natixis Commercial Mortgage Securities LLC

Natixis Securities Americas LLC

Credit Suisse Securities (USA) LLC

(together with the Company, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2018-OSS – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2018-OSS.xlsx” provided to us on February 6, 2018 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2018-OSS, Commercial Mortgage Pass-Through Certificates, Series 2018-OSS. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
●	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
●	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
●	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
●	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
●	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
●	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
●	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

McLean, VA
February 6, 2018

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Address	Appraisal, Engineering Report
City	Appraisal, Engineering Report
County	Appraisal, Engineering Report
State	Appraisal, USPS
Zip Code	Appraisal, Engineering Report
Property Type	Appraisal
Property Sub-Type	Appraisal
Units/Rentable Square Ft	Borrower Rent Roll, Underwritten Rent Roll, Lease
Primary Unit of Measure	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Year Built	Appraisal, Engineering Report
Year Renovated	Appraisal, Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Environmental Report
Material Recognized Environmental Concern (Y/N)	Environmental Report
Material Recognized Environmental Concern (Description)	Environmental Report
Date of Engineering Report	Engineering Report
Located in Seismic Zone (Y/N)	Seismic Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
Environmental Insurance (Y/N)	Insurance Certificate, Insurance Review
Earthquake Insurance (Y/N)	Insurance Certificate, Insurance Review
Terrorism Insurance (Y/N)	Insurance Certificate, Insurance Review
Blanket Insurance Policy (Y/N)	Insurance Certificate, Insurance Review
Windstorm Insurance (Y/N)	Insurance Certificate, Insurance Review
Loan Purpose	Closing Statement, Loan Agreement
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value (As Stabilized)	Appraisal
Appraisal Date (As Stabilized)	Appraisal
Senior Pari-Passu Out of Trust Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Senior Pari-Passu Total Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Subordinate Mortgage Debt (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement

A-1

Attribute	Source Document
Subordinate Mortgage Debt Cut-Off Balance	Set the Subordinate Mortgage Debt Cut-Off Balance to equal to the Subordinate Mortgage Debt Original Balance
Subordinate Mortgage Debt Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Subordinate Mortgage Debt First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Original Balance	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement, Mezzanine Loan Agreement
Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Note Splitter Agreement
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Interest Calculation (30/360/Act/360)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original IO Period (Months)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Cut-off Date	Provided by the Company
Payment Day	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Late Fee)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Grace Period at Maturity (Default)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Note Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
First Payment Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original Amort. Term (Months)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maturity/ARD Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Final Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
ARD Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Prepayment Provision	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Remaining Term to Amortization (Months)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Open Period Begin Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-2

Attribute	Source Document
Original Lockout	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Defeasance Option Start Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
TIC/DST	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Independent Director (Y/N) / # Independent Directors	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Note Control (Y/N)	Provided by the Company
Cross-Collateralized	Cross-Collateralization Agreement, Loan Agreement
Cross-Collateralized Description	Cross-Collateralization Agreement, Loan Agreement
Previous Securitization (if Applicable)	Provided by the Company
Senior Pari- Passu (Y/N)	Loan Agreement, Promissory Notes, Deed of Trust, Mortgage
SPE (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Assumption Fee	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Related Principal	Guaranty of Recourse Obligations
Borrower	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Sponsor	Guaranty of Recourse Obligations
Guarantor	Guaranty of Recourse Obligations
Non-Consolidation Opinion (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage, Non-consolidation letter
Subordinate Mortgage Debt Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Physical Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Rent Roll/Census Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Most Recent Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Most Recent Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
2nd Most Recent Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
2nd Most Recent Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
3rd Most Recent Occupancy	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
3rd Most Recent Occupancy Date	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Single Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Anchor Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Major Restaurant Tenants (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule

A-3

Attribute	Source Document
Health Club / Exercise Studio Space (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Movie Theater Tenants (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Government / Government Agency Tenant (Y/N)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Major Tenants Lease Termination Option (Tenant Name)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Significant Tenant (Occupying > 50% of NRA)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
% of Significant Tenant Rollover During Loan Term (50% or more)	Borrower Rent Roll, Underwritten Rent Roll, Underwritten Financial Schedule
Master Lease (Y/N)	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll, Lease Agreement, Borrower Rent Roll
Most Recent Operating Stmt Date	Underwritten Financial Schedule
Most Recent EGI	Underwritten Financial Schedule
Most Recent Expenses	Underwritten Financial Schedule
Most Recent Rolling 12 NOI	Underwritten Financial Schedule
Most Recent Total Capital Items	Underwritten Financial Schedule
Most Recent Rolling 12 NCF	Underwritten Financial Schedule

A-4

Attribute	Source Document
2nd Most Recent Operating Stmt Date	Underwritten Financial Schedule
2nd Most Recent EGI	Underwritten Financial Schedule
2nd Most Recent Expenses	Underwritten Financial Schedule
2nd Most Recent NOI	Underwritten Financial Schedule
2nd Most Recent Total Capital Items	Underwritten Financial Schedule
2nd Most Recent Rolling 12 NCF	Underwritten Financial Schedule
3rd Most Recent Operating Stmt Date	Underwritten Financial Schedule
3rd Most Recent EGI	Underwritten Financial Schedule
3rd Most Recent Expenses	Underwritten Financial Schedule
3rd Most Recent NOI	Underwritten Financial Schedule
3rd Most Recent Total Capital Items	Underwritten Financial Schedule
3rd Most Recent Rolling 12 NCF	Underwritten Financial Schedule
UW Revenue	Underwritten Financial Schedule
UW Vacancy	Underwritten Financial Schedule
UW EGI	Underwritten Financial Schedule
UW Expenses	Underwritten Financial Schedule
UW NOI	Underwritten Financial Schedule
UW Replacement Reserves	Underwritten Financial Schedule
UW TI/LC Reserve	Underwritten Financial Schedule
UW NCF	Underwritten Financial Schedule
Future Subordinate Debt Permitted (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Subordinate Debt Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Subordinate Debt Amount Permitted	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Future Subordinate Debt Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Prepay Allowed (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Prepayment Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Allowed (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Partial Release Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Outparcel Release Allowed (Y/N)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Outparcel Release Description	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Ownership Interest	Proforma Title Policy, Title Policy, Escrow Instruction Letter
Lockbox Type	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement

A-5

Attribute	Source Document
Cash Management	Loan Agreement, Promissory Note, Cash Management Agreement, Lockbox Agreement
Excess Cash Trap Trigger	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Tax Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow Current Balance	Provided by the Company
Tax Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Tax Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Tax Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Tax Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Current Balance	Provided by the Company
Insurance Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Insurance Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Insurance Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Insurance Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Current Balance	Provided by the Company
CapEx Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
CapEx Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
CapEx Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
CapEx Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Current Balance	Provided by the Company
TI/LC Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
TI/LC Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
TI/LC Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Springing Condition	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
TI/LC Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage

A-6

Attribute	Source Document
Deferred Maintenance Escrow Required (Y/N)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Deferred Maintenance Escrow Current Balance	Provided by the Company
Deferred Maintenance Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Deferred Maintenance Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Required (Y/N/Springing)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Current Balance	Provided by the Company
Other Escrow at Closing	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Other Escrow Description (Upfront)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Monthly Deposit	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage, Servicing Tape
Other Escrow Description (Monthly)	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Int to Lender / Borrower	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Cap	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Other Escrow Springing Description	Closing Statement, Loan Agreement, Reserve Agreement, Mortgage
Letter of Credit	Loan Agreement, Reserve Agreement, Mortgage
Earnout/Holdback	Closing Statement, Loan Agreement, Promissory Note, Reserve Agreement
Earnout/Holdback Description	Loan Agreement, Reserve Agreement, Mortgage
Yield Maintenance Calculation	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Remaining Yield Maintenance Payments	Loan Agreement, Promissory Note, Deed of Trust, Mortgage

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-Off Balance divided by Units/Rentable Square Ft.
Senior Pari-Passu Out of Trust Cut-Off Balance	Set the Senior Pari-Passu Out of Trust Cut-Off Balance to equal to the Senior Pari-Passu Out of Trust Original Balance
Senior Pari-Passu Total Cut-Off Balance	Set the Senior Pari-Passu Total Cut-Off Balance to equal to the Senior Pari-Passu Total Original Balance
Cut-Off Balance	Set the Cut-Off Balance to equal the Original balance
Maturity Balance	Set the Maturity Balance to equal the Original balance
Monthly Debt Service Payment	Interest Rate multiplied by 365/360 multiplied by the Original Balance divided by 12.
Original Balloon Term (Months)	Number of payments between and including the Maturity/ARD Date and the First Payment Date.
Remaining IO Period	Original Balloon Term (Months) less Seasoning as of Cut-off Date (Months).
Remaining Term to Maturity (Months)	Original Balloon Term (Months) less Seasoning as of Cut-off Date (Months).
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-Off Date.
Remaining Lockout	Number of payments between and excluding the Defeasance Option Start Date and the Cut-Off Date.
Remaining Defeasance Payments	Number of payments between and excluding the Open Period Begin Date and the Cut-Off Date minus Remaining Lockout.
Open Payments	Number of payments between Open Period Begin Date and including the Maturity/ARD Date.
Major % of Sq. Ft. # 1	Major Tenant Sq. Ft. # 1 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 2	Major Tenant Sq. Ft. # 2 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 3	Major Tenant Sq. Ft. # 3 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 4	Major Tenant Sq. Ft. # 4 divided by Units/Rentable Square Ft.
Major % of Sq. Ft. # 5	Major Tenant Sq. Ft. # 5 divided by Units/Rentable Square Ft.
Subordinate Mortgage Debt Monthly Payment Amount (Current)	Subordinate Mortgage Debt Interest Rate multiplied by 365/360 multiplied by the Subordinate Mortgage Debt Original Balance divided by 12.
Subordinate Mortgage Debt Monthly Payment Amount	Subordinate Mortgage Debt Interest Rate multiplied by 365/360 multiplied by the Subordinate Mortgage Debt Original Balance divided by 12.
Total Mortgage Debt Cut-off Date Balance	The sum of (i) Cut-Off Balance, (ii) Senior Pari-Passu Out of Trust Cut-Off Balance and (iii) Subordinate Mortgage Debt Cut-Off Balance.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Mortgage Debt Maturity Balance	The sum of (i) Cut-Off Balance, (ii) Senior Pari-Passu Out of Trust Cut-Off Balance and (iii) Subordinate Mortgage Debt Cut-Off Balance.
UW NOI DSCR (Current)	UW NOI divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360.
UW NOI DSCR (After IO Period)	UW NOI divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360.
UW NCF DSCR (Current)	UW NCF divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360.
UW NCF DSCR (After IO Period)	UW NCF divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360.
UW NOI Debt Yield	UW NOI divided by the Senior Pari-Passu Total Cut-Off Balance.
UW NCF Debt Yield	UW NCF divided by the Senior Pari-Passu Total Cut-Off Balance.
Total Mortgage Loan LTV at Cut-off	Total Mortgage Debt Cut-off Date Balance divided by Appraisal Value.
Total Mortgage Loan LTV at Maturity	Total Mortgage Debt Maturity Balance divided by Appraisal Value.
Total Mortgage Loan UW NCF DSCR (Current)	UW NCF divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360 and (iii) the product of 12 and Subordinate Mortgage Debt Monthly Payment Amount.
Total Mortgage Loan UW NCF DSCR (After IO Period)	UW NCF divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360 and (iii) the product of 12 and Subordinate Mortgage Debt Monthly Payment Amount.
Total Mortgage Loan UW NOI DSCR (Current)	UW NOI divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360 and (iii) the product of 12 and Subordinate Mortgage Debt Monthly Payment Amount.
Total Mortgage Loan UW NOI DSCR (After IO Period)	UW NOI divided by the sum of (i) the product of 12 and Monthly Debt Service Payment and (ii) the Senior Pari-Passu Out of Trust Original Balance multiplied by Senior Pari-Passu note interest rate and 365/360 and (iii) the product of 12 and Subordinate Mortgage Debt Monthly Payment Amount.

B-2

ATTACHMENT B

Attribute	Calculation Methodology
Total Mortgage Loan UW NOI Debt Yield	UW NOI divided by Total Mortgage Debt Cut-off Date Balance.
Total Mortgage Loan UW NCF Debt Yield	UW NCF divided by Total Mortgage Debt Cut-off Date Balance.
LTV at Origination	Original Balance divided by Appraisal Value
LTV at Cut-off	Cut-Off Balance divided by Appraisal Value
LTV at Maturity Date	Maturity Balance divided by Appraisal Value

B-3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1